Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation allowance - Beginning Balance	$ 19,700,000	$ 18,334,000	$ 16,042,000
Purchase Accounting changes	13,439,000
Change in valuation	5,267,000	1,366,000	2,292,000
Valuation allowance - Ending Balance	$ 38,406,000	$ 19,700,000	$ 18,334,000